Investment Objectives and Goals - Templeton Global Dynamic Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON GLOBAL DYNAMIC INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek both income and capital appreciation.